STATEMENT OF OPERATIONS - USD ($)		1 Months Ended	3 Months Ended			9 Months Ended	12 Months Ended
	Jan. 08, 2021	Dec. 31, 2021	Mar. 31, 2022	Sep. 30, 2021	Mar. 31, 2021	Sep. 30, 2021	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Revenue			$ 247,260,000		$ 129,418,000		$ 889,058,000		$ 491,760,000	$ 299,281,000
Operating costs and expenses:
Cost of revenue, exclusive of depreciation and amortization shown separately below			121,759,000		75,626,000		440,753,000		256,086,000	164,466,000
Operations and support			59,301,000		30,336,000		186,984,000		116,192,000	78,782,000
Technology and development			17,565,000		7,496,000		48,709,000		27,030,000	16,929,000
Sales and marketing			59,657,000		25,540,000		187,904,000		79,971,000	70,584,000
General and administrative			23,201,000		21,423,000		88,835,000		57,587,000	36,289,000
Depreciation			4,919,000		4,065,000		17,110,000		15,483,000	5,705,000
Amortization of intangible assets			16,263,000		4,725,000		44,163,000		18,817,000	7,984,000
Formation costs			302,665,000		169,211,000		1,014,458,000		571,166,000	380,739,000
Loss from operations			(55,405,000)		(39,793,000)		(125,400,000)		(79,406,000)	(81,458,000)
Interest income			38,000		13,000		36,000		385,000	1,050,000
Interest expense			(610,000)		(2,831,000)		(31,723,000)		(7,907,000)	(1,186,000)
Other income (expense), net			842,000		(6,721,000)		3,280,000		(5,725,000)	(3,354,000)
Loss before income taxes			(55,135,000)		(49,332,000)		(153,807,000)		(92,653,000)	(84,948,000)
Income tax benefit (expense)			(803,000)		39,000		(784,000)		315,000	76,000
Net loss			$ (55,938,000)		(49,293,000)		$ (154,591,000)		(92,338,000)	(84,872,000)
Net loss per share of Class A Common Stock - basic (in usd per share)		$ (0.06)	$ (0.13)				$ (0.06)	[1]
Net loss per share of Class A Common Stock - diluted (in usd per share)		$ (0.06)	$ (0.13)
Weighted-average shares of Class A Common Stock outstanding - basic (in shares)		214,794,000	214,940,000				214,794
Weighted-average shares of Class A Common Stock outstanding - diluted (in shares)		214,794,000	214,940,000
Other comprehensive income (loss):
Foreign currency translation adjustments			$ 424,000		(305,000)		$ (358,000)		(313,000)	939,000
Total comprehensive loss			$ (55,514,000)		$ (49,598,000)		$ (154,949,000)		$ (92,651,000)	$ (83,933,000)
TPG Pace Solutions
Operating costs and expenses:
Formation costs	$ 8,770			$ 1,498,767		$ 2,247,630
Loss from operations				$ (1,498,767)		$ (2,247,630)
Net loss	$ (8,770)
Net loss per share of Class A Common Stock - basic (in usd per share)	$ 0.00
Net loss per share of Class A Common Stock - diluted (in usd per share)	$ 0.00
Weighted-average shares of Class A Common Stock outstanding - basic (in shares)	4,000,000
Weighted-average shares of Class A Common Stock outstanding - diluted (in shares)	4,000,000

[1]	Basic and diluted net loss per share of Class A Common Stock is applicable only for the period from December 6, 2021 through December 31, 2021, which is the period following the Reverse Recapitalization (as defined in Note 3, Reverse Recapitalization). See also Note 15, Net Loss Per Share.